Annual Total Returns - Voya Index Solution 2050 Portfolio (Class ADV I S S2 Shares) [BarChart] - Class ADV I S S2 Shares - Voya Index Solution 2050 Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011
2012	15.24%
2013	23.69%
2014	5.64%
2015	(1.97%)
2016	7.94%
2017	20.12%
2018	(8.92%)
2019	24.60%
2020	14.66%